May 01, 2018

MML SERIES INVESTMENT FUND

Supplement dated July 27, 2018 to the

Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces similar information found on pages 3 and 4 for the MML Conservative Allocation Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of July 15, 2018, among various asset classes and MML Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds from time to time, and may invest in other MML Underlying Funds, including any MML Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). A brief description of the Underlying Funds is provided in the SAI in the section titled “Appendix E – Description of MML Underlying Funds”. More detailed information about each MML Underlying Fund is available in each MML Underlying Fund’s prospectus.

Equity Funds	31.91%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	2.47%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	2.68%
MML Focused Equity Fund (Wellington Management Company LLP)	0.51%
MML Fundamental Growth Fund (Wellington Management Company LLP)	1.71%
MML Fundamental Value Fund (Wellington Management Company LLP)	2.62%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	2.74%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	0.76%
MML Equity Index Fund (Northern Trust Investments, Inc.)	2.90%
Oppenheimer Main Street Fund (OFI Global Asset Management)	0.64%

Total Large Cap Equity Funds	17.05%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	1.73%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.11%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.51%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.60%

Total Mid Cap Equity Funds	4.35%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	0.53%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.08%

Total Small Cap Equity Funds	1.61%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	1.91%
MML Global Fund (Massachusetts Financial Services Company)	2.54%
MML International Equity Fund (Harris Associates L.P.)	1.44%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.68%

Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	1.34%

Total International/Global Equity Funds	8.90%

Fixed Income Funds	60.75%
MML High Yield Fund (Barings LLC)	3.05%
MML Inflation-Protected and Income Fund (Barings LLC)	4.23%
MML Managed Bond Fund (Barings LLC)	20.75%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	12.74%
MML Short-Duration Bond Fund (Barings LLC)	5.23%
MML Dynamic Bond Fund (DoubleLine Capital LP)	14.76%

Alternatives	6.74%
Oppenheimer Global Multi-Alternatives Fund/VA (OFI Global Asset Management)	6.74%

Note: the allocation percentages have been rounded to the nearest whole number. The allocation among equity and similar funds and fixed income funds therefore does not equal 100%.

Effective immediately, the following information replaces similar information found on pages 10 and 11 for the MML Balanced Allocation Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of July 15, 2018, among various asset classes and MML Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds from time to time, and may invest in other MML Underlying Funds, including any MML Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). A brief description of the Underlying Funds is provided in the SAI in the section titled “Appendix E – Description of MML Underlying Funds”. More detailed information about each MML Underlying Fund is available in each MML Underlying Fund’s prospectus.

Equity Funds	40.93%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	3.05%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	3.36%
MML Focused Equity Fund (Wellington Management Company LLP)	0.56%
MML Fundamental Growth Fund (Wellington Management Company LLP)	1.92%
MML Fundamental Value Fund (Wellington Management Company LLP)	3.27%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	3.31%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.06%
MML Equity Index Fund (Northern Trust Investments, Inc.)	3.01%
Oppenheimer Main Street Fund (OFI Global Asset Management)	1.07%

Total Large Cap Equity Funds	20.60%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2.52%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.86%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.82%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.88%

Total Mid Cap Equity Funds	6.20%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	0.80%

MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.27%

Total Small Cap Equity Funds	2.07%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.68%
MML Global Fund (Massachusetts Financial Services Company)	3.00%
MML International Equity Fund (Harris Associates L.P.)	2.16%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.93%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.29%

Total International/Global Equity Funds	12.06%

Fixed Income Funds	50.96%
MML High Yield Fund (Barings LLC)	2.68%
MML Inflation-Protected and Income Fund (Barings LLC)	3.66%
MML Managed Bond Fund (Barings LLC)	17.32%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	10.70%
MML Short-Duration Bond Fund (Barings LLC)	4.75%
MML Dynamic Bond Fund (DoubleLine Capital LP)	11.85%

Alternatives	7.23%
Oppenheimer Global Multi-Alternatives Fund/VA (OFI Global Asset Management)	7.23%

Note: the allocation percentages have been rounded to the nearest whole number. The allocation among equity and similar funds and fixed income funds therefore does not equal 100%.

Effective immediately, the following information replaces similar information found on pages 17 and 18 for the MML Moderate Allocation Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of July 15, 2018, among various asset classes and MML Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds from time to time, and may invest in other MML Underlying Funds, including any MML Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). A brief description of the Underlying Funds is provided in the SAI in the section titled “Appendix E – Description of MML Underlying Funds”. More detailed information about each MML Underlying Fund is available in each MML Underlying Fund’s prospectus.

Equity Funds	50.52%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	3.45%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.01%
MML Focused Equity Fund (Wellington Management Company LLP)	1.05%
MML Fundamental Growth Fund (Wellington Management Company LLP)	1.96%
MML Fundamental Value Fund (Wellington Management Company LLP)	3.79%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	4.01%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.15%
MML Equity Index Fund (Northern Trust Investments, Inc.)	3.61%
Oppenheimer Main Street Fund (OFI Global Asset Management)	0.90%

Total Large Cap Equity Funds	23.94%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	3.38%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3.45%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.15%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.18%

Total Mid Cap Equity Funds	7.97%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	0.83%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.56%

Total Small Cap Equity Funds	2.39%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.25%
MML Global Fund (Massachusetts Financial Services Company)	3.63%
MML International Equity Fund (Harris Associates L.P.)	3.22%
MML Strategic Emerging Markets Fund (OppenheimerFunds, Inc.)	2.32%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.03%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	1.76%

Total International/Global Equity Funds	16.21%

Fixed Income Funds	40.67%
MML High Yield Fund (Barings LLC)	2.08%
MML Inflation-Protected and Income Fund (Barings LLC)	3.23%
MML Managed Bond Fund (Barings LLC)	13.45%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	8.31%
MML Short-Duration Bond Fund (Barings LLC)	4.12%
MML Dynamic Bond Fund (DoubleLine Capital LP)	9.48%

Alternatives	7.63%
Oppenheimer Global Multi-Alternatives Fund/VA (OFI Global Asset Management)	7.63%

Note: the allocation percentages have been rounded to the nearest whole number. The allocation among equity and similar funds and fixed income funds therefore does not equal 100%.

Effective immediately, the following information replaces similar information found on pages 24 and 25 for the MML Growth Allocation Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of July 15, 2018, among various asset classes and MML Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds from time to time, and may invest in other MML Underlying Funds, including any MML Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). A brief description of the Underlying Funds is provided in the SAI in the section titled “Appendix E – Description of MML Underlying Funds”. More detailed information about each MML Underlying Fund is available in each MML Underlying Fund’s prospectus.

Equity Funds	64.20%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.34%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.93%

MML Focused Equity Fund (Wellington Management Company LLP)	1.28%
MML Fundamental Growth Fund (Wellington Management Company LLP)	2.18%
MML Fundamental Value Fund (Wellington Management Company LLP)	4.64%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	4.93%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.48%
MML Equity Index Fund (Northern Trust Investments, Inc.)	4.60%
Oppenheimer Main Street Fund (OFI Global Asset Management)	1.43%

Total Large Cap Equity Funds	29.79%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.49%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	4.52%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.54%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.55%

Total Mid Cap Equity Funds	10.56%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	1.07%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.04%

Total Small Cap Equity Funds	3.11%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	4.19%
MML Global Fund (Massachusetts Financial Services Company)	4.69%
MML International Equity Fund (Harris Associates L.P.)	4.14%
MML Strategic Emerging Markets Fund (OppenheimerFunds, Inc.)	3.12%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.41%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.19%

Total International/Global Equity Funds	20.74%

Fixed Income Funds	25.89%
MML High Yield Fund (Barings LLC)	0.79%
MML Inflation-Protected and Income Fund (Barings LLC)	4.13%
MML Managed Bond Fund (Barings LLC)	7.92%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	4.80%
MML Short-Duration Bond Fund (Barings LLC)	2.84%
MML Dynamic Bond Fund (DoubleLine Capital LP)	5.41%

Alternatives	8.35%
Oppenheimer Global Multi-Alternatives Fund/VA (OFI Global Asset Management)	8.35%

Note: the allocation percentages have been rounded to the nearest whole number. The allocation among equity and similar funds and fixed income funds therefore does not equal 100%.

Effective immediately, the following information replaces similar information pages 31 and 32 for the MML Aggressive Allocation Fund found on under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of July 15, 2018, among various asset classes and MML Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds from time to time, and may invest in other MML Underlying Funds, including any MML Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). A brief description of the Underlying Funds is provided in the SAI in the section titled “Appendix E – Description of MML Underlying Funds”. More detailed information about each MML Underlying Fund is available in each MML Underlying Fund’s prospectus.

Equity Funds	78.60%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	5.11%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	5.93%
MML Focused Equity Fund (Wellington Management Company LLP)	1.73%
MML Fundamental Growth Fund (Wellington Management Company LLP)	2.59%
MML Fundamental Value Fund (Wellington Management Company LLP)	5.51%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	5.93%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.83%
MML Equity Index Fund (Northern Trust Investments, Inc.)	4.64%
Oppenheimer Main Street Fund (OFI Global Asset Management)	2.68%

Total Large Cap Equity Funds	35.96%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	5.70%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	5.59%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.91%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.92%

Total Mid Cap Equity Funds	13.19%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	1.42%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.55%

Total Small Cap Equity Funds	3.97%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	5.06%
MML Global Fund (Massachusetts Financial Services Company)	5.60%
MML International Equity Fund (Harris Associates L.P.)	5.23%
MML Strategic Emerging Markets Fund (OppenheimerFunds, Inc.)	4.50%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.62%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.47%

Total International/Global Equity Funds	25.48%

Fixed Income Funds	10.46%
MML Inflation-Protected and Income Fund (Barings LLC)	2.79%
MML Managed Bond Fund (Barings LLC)	2.36%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	1.46%
MML Short-Duration Bond Fund (Barings LLC)	2.25%

MML Dynamic Bond Fund (DoubleLine Capital LP)	1.62%

Alternatives	9.02%
Oppenheimer Global Multi-Alternatives Fund/VA (OFI Global Asset Management)	9.02%

Note: the allocation percentages have been rounded to the nearest whole number. The allocation among equity and similar funds and fixed income funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE